Other current and non-current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Schedule of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other non-current financial liabilities:

	At December 31,
(€ thousands)	2025	2024
Written put options on non-controlling interests	105,632	146,338
of which Thom Browne option	90,295	127,072
of which Dondi option	15,337	19,266
Other	—	110
Other non-current financial liabilities	105,632	146,448